CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Q1) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 05, 2024	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Operating expenses
Sales and marketing		$ 271,895	$ 196,921	$ 481,104	$ 914,409
Depreciation		361	460	1,771	1,849
General and administrative		57,335	212,330	461,167	443,549
Professional fees		1,409,373	2,297,182	5,656,352	1,994,826
Salaries and wages		488,258	621,546	2,136,124	2,615,923
Total operating expenses		(2,227,222)	(3,328,439)	(8,736,518)	(5,970,556)
Other income/(expenses)
Other income				0	10,139
Foreign exchange gain (loss)		2,452	(43,635)	(107,634)	55,764
Interest (expense)		(12,740)	0	(29,296)	0
Accretion (expense)		(44,565)	0	(52,554)	0
Change in fair value of derivative liabilities		(1,348,350)	0	(845,700)	0
Change in fair value of warrant liabilities		(488,132)	0
Change in fair value of mandatory convertible debentures		70,500	0	(27,500)	0
(Loss) on settlement of accounts payable	$ (8,377)	(8,377)	0
Net loss before income taxes				(9,799,202)	(5,904,653)
Current income tax expense				72,546	0
Net loss		(4,056,434)	(3,372,074)	(9,871,748)	(5,904,653)
Other comprehensive loss
Foreign currency translation		1,495	56,065	127,123	878
Net loss and comprehensive loss		$ (4,054,939)	$ (3,316,009)	$ (9,744,625)	$ (5,903,775)
Weighted average number of shares - Basic (in shares)		34,335,382	34,022,326	34,195,108	30,398,859
Weighted average number of shares - Diluted (in shares)		34,335,382	34,022,326	34,195,108	30,398,859
Loss per share - Basic (in dollars per share)		$ (0.12)	$ (0.1)	$ (0.29)	$ (0.19)
Loss per share - Diluted (in dollars per share)		$ (0.12)	$ (0.1)	$ (0.29)	$ (0.19)